Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Quarterly Financial Data
Operating revenue		$ 270,939	$ 264,084	$ 267,629	$ 253,731	$ 240,720	$ 256,131	$ 257,162	$ 250,607	$ 236,155	$ 534,294	$ 494,451	$ 1,026,164	$ 1,000,055	$ 979,352
Operating (loss) income(1)(2)		1,007	(6,927)	(99,669)	18,993	(9,356)	(32,995)	18,748	16,249	2,892	(5,054)	8,761	(97,856)	4,894	24,426
(Loss) income from continuing operations			74,206	(111,685)	4,506	(20,221)	(43,647)	8,668	6,176	(6,771)
Net loss from discontinued operations		(14,934)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(20,641)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss		$ (46,074)	$ (63,563)	$ (126,367)	$ (5,416)	$ (34,072)	$ (56,122)	$ 7,747	$ 3,650	$ (13,244)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Basic net (loss) per common share from continuing operations		$ (1.55)	$ 34.43	$ (90.36)	$ 3.63	$ (16.43)	$ (35.49)	$ 7.02	$ 5.05	$ (5.57)	$ (5.00)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Basic net loss per common share from discontinued operations		$ (0.75)	$ (63.93)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.14)	$ (0.75)	$ (2.06)	$ (5.32)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per common share		$ (2.30)	$ (29.50)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.63)	$ 6.27	$ 2.99	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)
Diluted net loss per common share from continuing operations		$ (1.55)	$ 24.14	$ (90.36)	$ 3.63	$ (16.43)	$ (35.60)	$ 6.95	$ 4.99	$ (5.57)	$ (5.00)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Diluted net loss per common share from discontinued operations		$ (0.75)	$ (44.82)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.18)	$ (0.74)	$ (2.04)	$ (5.32)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net loss per common share	$ 0.10	$ (2.30)	$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.70)	$ (47.28)	$ (25.87)